Stockholders' Equity (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019
Shares authorized		125,000,000
Common stock, shares authorized	100,000,000	100,000,000
Common stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	25,000,000	25,000,000
Preferred stock, par value	$ 0.001	$ 0.001
Proceeds from issuance of stock	$ 1,300,018	$ 2,090,375
Number of common stock shares issued, value	1,300,018	$ 2,090,375
Number of common stock shares issued		12,011,269
Common stock shares to be issued		5,068,519
Through December 31, 2019 [Member]
Number of common stock shares issued		6,942,750
Private Placement [Member]
Proceeds from issuance of stock		$ 2,926,375
Number of common stock shares issued, value		2,090,375
Number of shares subscribed	$ 306,000	$ 530,000
Private Placement [Member] | Minimum [Member]
Shares issued, price per share		$ 0.10
Private Placement [Member] | Maximum [Member]
Shares issued, price per share		$ 0.50